Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Share Purchase Agreement [Member] Preferred Stock [Member]	Share Purchase Agreement [Member] Common Stock [Member]	Share Purchase Agreement [Member] Additional Paid-in Capital [Member]	Share Purchase Agreement [Member] Retained Earnings [Member]	Share Purchase Agreement [Member] Treasury Stock [Member]	Share Purchase Agreement [Member]	Share Purchase Agreement, December 2018 [Member] Preferred Stock [Member]	Share Purchase Agreement, December 2018 [Member] Common Stock [Member]	Share Purchase Agreement, December 2018 [Member] Additional Paid-in Capital [Member]	Share Purchase Agreement, December 2018 [Member] Retained Earnings [Member]	Share Purchase Agreement, December 2018 [Member] Treasury Stock [Member]	Share Purchase Agreement, December 2018 [Member]	Placement Agent [Member] Preferred Stock [Member]	Placement Agent [Member] Common Stock [Member]	Placement Agent [Member] Additional Paid-in Capital [Member]	Placement Agent [Member] Retained Earnings [Member]	Placement Agent [Member] Treasury Stock [Member]	Placement Agent [Member]	Warrants in Connection with Equity Consideration in Debt Issuance [Member] Preferred Stock [Member]	Warrants in Connection with Equity Consideration in Debt Issuance [Member] Common Stock [Member]	Warrants in Connection with Equity Consideration in Debt Issuance [Member] Additional Paid-in Capital [Member]	Warrants in Connection with Equity Consideration in Debt Issuance [Member] Retained Earnings [Member]	Warrants in Connection with Equity Consideration in Debt Issuance [Member] Treasury Stock [Member]	Warrants in Connection with Equity Consideration in Debt Issuance [Member]	Warrants in Connection with Equity Consideration in Payable Restructuring [Member] Preferred Stock [Member]	Warrants in Connection with Equity Consideration in Payable Restructuring [Member] Common Stock [Member]	Warrants in Connection with Equity Consideration in Payable Restructuring [Member] Additional Paid-in Capital [Member]	Warrants in Connection with Equity Consideration in Payable Restructuring [Member] Retained Earnings [Member]	Warrants in Connection with Equity Consideration in Payable Restructuring [Member] Treasury Stock [Member]	Warrants in Connection with Equity Consideration in Payable Restructuring [Member]	Placement Agent [Member] Preferred Stock [Member]	Placement Agent [Member] Common Stock [Member]	Placement Agent [Member] Additional Paid-in Capital [Member]	Placement Agent [Member] Retained Earnings [Member]	Placement Agent [Member] Treasury Stock [Member]	Placement Agent [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Total
Balance (in shares) at Dec. 31, 2017																																					3,000	1,075,000
Balance at Dec. 31, 2017																																						$ 1	$ 616,247	$ (637,114)	$ (3,054)	$ (23,920)
Net loss																																								(20,533)		(20,533)
Preferred stock conversions (in shares)																																					(3,000)	45,000
Preferred stock conversions
Issuance of stock (in shares)		181,000						3,929,000						38,000
Issuance of stock			$ 2,541			$ 2,541		$ 4	$ 41,109			$ 41,113
Issuance of common stock, CVie Acquisition (in shares)																																						5,421,000
Issuance of common stock, CVie Acquisition																																						$ 6	67,494			67,500
Vesting of restricted stock units (in shares)																																						32,000
Vesting of restricted stock units
Withholding tax payments related to net share settlements of restricted stock units (in shares)																																						(10,000)
Withholding tax payments related to net share settlements of restricted stock units																																							(155)			(155)
Issuance of warrants																					$ 417			$ 417			$ 196			$ 196
Stock-based compensation expense																																							955			$ 955
Withholding tax payments related to net share settlements of restricted stock units (in shares)																																						10,000
Balance (in shares) at Dec. 31, 2018																																						10,711,000				10,711,063
Balance at Dec. 31, 2018																																						$ 11	728,804	(657,647)	$ (3,054)	$ 68,114
Net loss																																								(6,537)		(6,537)
Vesting of restricted stock units (in shares)																																						18,000
Vesting of restricted stock units
Withholding tax payments related to net share settlements of restricted stock units																																							(151)			(151)
Stock-based compensation expense																																							1,530			1,530
Balance (in shares) at Mar. 31, 2019																																						10,729,000
Balance at Mar. 31, 2019																																						$ 11	730,183	(664,184)	$ (3,054)	$ 62,996
Balance (in shares) at Dec. 31, 2018																																						10,711,000				10,711,063
Balance at Dec. 31, 2018																																						$ 11	728,804	(657,647)	$ (3,054)	$ 68,114
Net loss																																								(27,475)		(27,475)
Issuance of stock (in shares)		2,917,000																														32,000
Issuance of stock		$ 3	$ 27,723			$ 27,726
Vesting of restricted stock units (in shares)																																						37,000
Vesting of restricted stock units
Withholding tax payments related to net share settlements of restricted stock units (in shares)
Withholding tax payments related to net share settlements of restricted stock units																																							(151)			(151)
Withholding tax payments related to net share settlements of restricted stock units (in shares)
Stock-based compensation expense																																							6,721			$ 6,721
Balance (in shares) at Dec. 31, 2019																																						13,697,000				13,697,395
Balance at Dec. 31, 2019																																						$ 14	763,097	(685,122)	$ (3,054)	$ 74,935
Net loss																																								(6,534)		(6,534)
Stock-based compensation expense																																							1,689			$ 1,689
Balance (in shares) at Mar. 31, 2020																																						13,697,000				13,697,395
Balance at Mar. 31, 2020																																						$ 14	$ 764,786	$ (691,656)	$ (3,054)	$ 70,090